Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 148,950	$ 60,990	$ 11,910	$ 2,270	$ 224,120
TÜRKIYE | Federal Government of the Republic of Turkey [Member]
Total	90,490	44,040	$ 11,910		146,440
TÜRKIYE | Menderes Municipal [Member]
Total		290			290
CANADA | Federal Government of Canada [Member]
Total	13,640				13,640
CANADA | Government of Quebec [Member]
Total	44,140				44,140
CANADA | Municipality of Val-d'Or [Member]
Total	490				490
GREECE | Federal Government of Greece [Member]
Total	$ 190	$ 16,660			16,850
GREECE | Municipality of Aristoteles [Member]
Total				$ 2,270	$ 2,270